Selected Quarterly Condensed Consolidated Financial Data (Unaudited)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

11. Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

Summarized unaudited quarterly condensed consolidated financial data for the quarters of 2022 and 2021 are as follows:

	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2	Quarter 1
	2022	2022	2021	2021	2021	2021

Net interest income	$1,267	$1,112	$958	$830	$625	$411
Loan loss provision	134	74	246	83	45	214
Net interest income after loan loss provision	1,133	1,038	712	747	580	197
Gain on sale of foreclosed assets	101	–	1	64	13	88
Gain on foreclosure of assets	–	–	67	–	–	–
Gain on extinguishment of debt	–	–	–	361	–	10
SG&A expense	713	697	415	483	438	537
Depreciation and amortization	12	12	12	12	13	16
Loss on sale of foreclosed assets	–	–	23	–	51	18
Loss on foreclosure of assets	–	–	47	–	–	–
Impairment loss on foreclosed assets	–	–	–	–	–	10
Net income (loss)	$509	$329	$283	$677	$91	$(286)

12. Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

Summarized unaudited quarterly condensed consolidated financial data for the quarters of 2021 and 2020 are as follows:

	Quarter 4	Quarter 3	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2(1)	Quarter 1
	2021	2021	2021	2021	2020	2020	2020	2020

Net interest income (loss)	$958	$830	$625	$411	$932	$389	$(228)	$990
Loan loss provision	246	83	45	214	140	70	1,560	35
Net interest income (loss) after loan loss provision	712	747	580	197	792	319	(1,788)	955
Gain on sale of foreclosed assets	1	64	13	88	22	135	3	–
Gain on foreclosure of assets	67	–	–	–	52	–	–	–
Impairment gains on foreclosed assets	–	–	–	–	(4)	95	–	–
Gain on extinguishment of debt	–	361	–	10	361	–	–	–
SG&A expense	415	483	438	537	648	367	462	708
Depreciation and amortization	12	12	13	16	22	21	21	21
Loss on sale of foreclosed assets	23	–	51	18	16	51	–	35
Loss on foreclosure of assets	47	–	–	–	52	2	–	–
Impairment loss on foreclosed assets	–	–	–	10	241	4	91	109
Net income (loss)	$283	$677	$91	$(286)	$244	$104	$(2,359)	$82

(1)	During the quarter ended June 30, 2020, net interest income after loan loss provision was reduced due to COVID-19 by $1,492. In addition, the Company wrote off $469 of interest income directly related to COVID-19. During the quarter ended June 30, 2020, impairment loss on foreclosed assets of $91 was due to the impact of COVID-19.